MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                              Rahway, NJ 07065

May 4, 2010



Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549


Re:  Mh Elite Portfolio of Funds, Inc.

     1933 Registration No. 333-50885
     1940 Act File No. 811-08763



Ladies and Gentlemen:



This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 16 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on May 3, 2010 pursuant to Rule 485(b) and automatically became effective on May 3, 2009. The definitive Prospectuses and Statement of Additional Information are dated May 1, 2010.



Sincerely,


/s/ Jeff Holcombe

    Jeff Holcombe
    Vice President